LINDNER INVESTMENTS

SUPPLEMENT, dated January 3, 2000, to Prospectus and Statement of Additional Information, dated October 15, 1999:

         The Board of Trustees of Lindner Investments has approved a change in the non-fundamental investment policies of the Lindner Opportunities Fund to permit that Fund to purchase put and call options on individual stocks, indexed securities and securities indices for hedging purposes only, limited to not more than 5% of the Fund's total assets.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE